Note 9 - Contingencies and commitments (Detail)	1 Months Ended	2 Months Ended		12 Months Ended								12 Months Ended
	Mar. 31, 2004 CAD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CAD	Dec. 31, 2010 CAD	Jul. 14, 2010 USD ($)	May 11, 2009 USD ($)	Dec. 31, 2012 Up-front Payment Arrangement [Member] USD ($)	Dec. 31, 2012 Up-front Payment Arrangement [Member] CAD	Dec. 31, 2012 Maximum [Member] USD ($)	Dec. 31, 2012 Research and Development [Member] USD ($)	Dec. 31, 2012 Research and Development [Member] CAD	Mar. 25, 2008 Protiva [Member] USD ($)	Mar. 25, 2008 Merck [Member] USD ($)
Operating Leases, Rent Expense, Net						936,760		933,528	931,606
Operating Leases, Income Statement, Sublease Revenue						171,923		194,281	194,281
Percent of Costs Funded by TPC	27.00%
Maximum Contribution for Product	9,329,912
Cumulative Contribution for Product						3,701,571
Dividends Payable (in Dollars)																	12,000,000
Potential Contract Funding Amount (in Dollars)										34,700,000	8,800,000							12,000,000
License Costs		300,000	298,080		8,500,000	1,492,350	100,000	97,940						1,300,000	450,000	447,780
License Costs (in Dollars)		300,000	298,080		8,500,000	1,492,350	100,000	97,940						1,300,000	450,000	447,780
Milestone Payment (in Dollars)					3,250,000									12,700,000
Upfront Fee				$ 200,000								$ 300,000	298,098